Real Estate Joint Ventures (Income, Contributions, Distributions and Ending Investment Balances Related to MAA's Joint Ventures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Joint venture (loss) gain	$ (223)	$ (607)	$ (1,149)
Gain on joint venture asset dispositions	4,146	14	(358)
Management fee income	899	1,017	680	[1]
Asset and acquisition fees	346	553	808
Contributions to joint venture	(218)	(1,510)	(12,130)
Distributions from joint venture	12,350	1,402	1,735
Investment in at December 31	4,837	17,006	17,505
Advances to at December 31	0	0	0
Mid-America Multifamily Fund I, LLC [Member]
Real Estate Properties [Line Items]
Joint venture (loss) gain	(413)	(419)	(555)
Gain on joint venture asset dispositions	0	0	1
Management fee income	281	275	259
Asset and acquisition fees	225	231	235
Contributions to joint venture	(74)	(85)	(88)
Distributions from joint venture	183	164	93
Investment in at December 31	4,727	5,249	5,747
Advances to at December 31	0	0	0
Mid-America Multifamily Fund II, LLC [Member]
Real Estate Properties [Line Items]
Joint venture (loss) gain	190	(188)	(594)
Gain on joint venture asset dispositions	4,146	14	(359)
Management fee income	618	742	421
Asset and acquisition fees	121	322	573
Contributions to joint venture	(139)	(1,425)	(12,042)
Distributions from joint venture	12,167	1,238	1,642
Investment in at December 31	105	11,757	11,758
Advances to at December 31	0	0	0
Mid America Multifamily Fund III LLC [Domain]
Real Estate Properties [Line Items]
Joint venture (loss) gain	0	0	0
Gain on joint venture asset dispositions	0	0	0
Management fee income	0	0	0
Asset and acquisition fees	0	0	0
Contributions to joint venture	(5)	0	0
Distributions from joint venture	0	0	0
Investment in at December 31	5	0	0
Advances to at December 31	$ 0	$ 0	$ 0

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